Document and Entity Information	12 Months Ended
Feb. 28, 2013
Entity Registrant Name	New Enterprise Stone & Lime Co., Inc.
Entity Central Index Key	0001527032
Document Type	S-4
Document Period End Date	Feb. 28, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer